Other gains and losses, and litigation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Other gains, (losses) and litigation	€ 38	€ 370	€ 5